ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2024
Accounting Policies [Abstract]
Schedule of allowance for uncollectible receivables
	Allowance for Uncollectible Accounts Receivable		Bad Debt Expense (Recovery)
	Period Ended July 31		Period Ended July 31
	2024	2023	2024	2023
Beginning balance	$115,000	$393,000	$—	$—
Charge-offs	(112,552)	(149,337)	(23,000)	43,253
Reserve Adjustments	40,232	(128,663)	139	(128,663)
Ending Balance	$42,680	$115,000	$(22,861)	$(85,410)

Schedule of financial assets measured on a recurring basis at fair value
	Fair value measurements at reporting date
Description	July 31, 2024	Level 1	Level 2	Level 3	July 31, 2023	Level 1	Level 2	Level 3
Assets:
Marketable securities	$—	$—	$—	$—	$2,300,441	$2,300,441	$—	$—

Schedule of property and equipment depreciation and amortization period
Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years